Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	May 17, 2013	Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	Terra Tech Corp.
Entity Central Index Key	0001451512
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendmen Description	This amendment is being filed to correct 3 interest rates previously stated as 60% to now 6.0% in Note 9 for June 30, 2013.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		86,861,780
Entity Public Float			$ 48,040,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013